FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Liquidity risk management (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Bank indebtedness	$ 1.7
Advance from the parent corporation	16.9
Accounts payable and accrued charges	849.0
Long-term debt	5,740.5
Interest payments on long-term debt	1,160.0
Lease liabilities	203.2	$ 170.5	$ 179.5
Interest payments on lease liabilities	56.9
Derivative financial instruments	(538.0)
Total	$ 7,490.2
Liquidity risk management
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Weighted average term of the Corporation's consolidated debt	4 years 3 months 18 days	5 years 3 months 18 days
Less than 1 year
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Bank indebtedness	$ 1.7
Advance from the parent corporation	16.9
Accounts payable and accrued charges	849.0
Long-term debt	27.1
Interest payments on long-term debt	238.8
Lease liabilities	37.2
Interest payments on lease liabilities	9.7
Derivative financial instruments	1.6
Total	1,182.0
1-3 years
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	2,611.4
Interest payments on long-term debt	456.0
Lease liabilities	60.2
Interest payments on lease liabilities	14.8
Derivative financial instruments	(479.2)
Total	2,663.2
3-5 years
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	1,163.5
Interest payments on long-term debt	246.7
Lease liabilities	38.9
Interest payments on lease liabilities	9.7
Derivative financial instruments	(101.3)
Total	1,357.5
5 years or more
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	1,938.5
Interest payments on long-term debt	218.5
Lease liabilities	66.9
Interest payments on lease liabilities	22.7
Derivative financial instruments	40.9
Total	$ 2,287.5